WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 36.6%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.6%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,370,000	$1,486,450	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,330,000	1,296,990	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	2,820,000	3,020,722	(a)
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	100,000	105,032
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	770,000	831,762
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	1,110,000	1,208,721

Total Diversified Telecommunication Services				7,949,677

Entertainment - 0.4%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	3,347,729	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	12.000%	6/15/26	430,000	428,512	(a)(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	1,200,000	1,515,000

Total Entertainment				5,291,241

Interactive Media & Services - 0.1%
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	1,700,000	1,626,220	(a)

Media - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,330,000	2,343,992
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	900,000	1,066,825
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	3,000,000	3,073,140	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	1

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DIRECTV Holdings LLC/ DIRECTV Financing Co. Inc., Senior Secured Notes	5.875%	8/15/27	2,020,000	$2,096,558	(a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,630,000	1,570,912
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	2,090,000	2,334,572
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	520,000	567,764
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	30,000	40,361
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,320,000	1,809,756
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	2,000,000	2,167,500	(a)

Total Media				17,071,380

Wireless Telecommunication Services - 1.0%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,840,000	1,785,214	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,944,000	2,116,530	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	952,000	978,199	(a)
Switch Ltd., Senior Notes	3.750%	9/15/28	1,000,000	996,250	(a)
Switch Ltd., Senior Notes	4.125%	6/15/29	1,000,000	1,006,250	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,630,000	2,725,351
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	2,000,000	2,012,500	(a)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	2,584,000	2,684,259	(a)

Total Wireless Telecommunication Services				14,304,553

TOTAL COMMUNICATION SERVICES				46,243,071

CONSUMER DISCRETIONARY - 7.2%
Automobiles - 1.2%
Ford Motor Co., Senior Notes	8.500%	4/21/23	1,510,000	1,657,603
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,000,000	1,985,060

See Notes to Schedule of Investments.

2	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	2,540,000		$2,825,750
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,460,000		1,525,700
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	410,000		415,125
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	2,210,000		2,214,972	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	5,530,000		5,774,537	(a)

Total Automobiles					16,398,747

Distributors - 0.2%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	2,688,094		3,088,257	(a)(b)

Diversified Consumer Services - 0.7%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,300,000		1,314,625	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	2,140,000		2,146,420	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes, Step bond (7.500% to 7/8/26 then 0.000%)	7.500%	7/8/26	1,650,000	GBP	2,654,682	(c)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	3,430,000		3,549,244	(a)

Total Diversified Consumer Services					9,664,971

Hotels, Restaurants & Leisure - 3.1%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	1,230,000		1,259,213	(a)
Carnival Corp., Secured Notes	9.875%	8/1/27	4,370,000		5,036,425	(a)
Carnival PLC, Senior Secured Notes	7.875%	6/1/27	4,920,000		5,864,837
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,120,000		1,026,665	(a)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	4,729,000		4,900,426	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	3

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	40,000		$40,907
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,030,000		1,054,999
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,170,000		1,152,450	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	3,930,000		4,640,858	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	940,000		1,081,047	(a)
Royal Caribbean Cruises Ltd., Senior Secured Notes	11.500%	6/1/25	1,498,000		1,706,784	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,200,000	GBP	1,603,995	(c)
Sands China Ltd., Senior Notes	5.125%	8/8/25	600,000		638,490
Sands China Ltd., Senior Notes	2.300%	3/8/27	650,000		615,908	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	800,000		865,200
Sands China Ltd., Senior Notes	2.850%	3/8/29	430,000		404,075	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	210,000		197,154	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	550,000		553,649	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	720,000		715,500	(a)
Wendy’s International LLC, Senior Notes	7.000%	12/15/25	1,325,000		1,493,971
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,490,000	GBP	3,341,522	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	660,000		624,961	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	430,000		405,013	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,590,000		1,487,175	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,670,000		1,759,428	(a)

Total Hotels, Restaurants & Leisure					42,470,652

See Notes to Schedule of Investments.

4	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Household Durables - 0.0%††
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	620,000		$786,033

Internet & Direct Marketing Retail - 0.5%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	3,260,000		3,080,863
Prosus NV, Senior Notes	3.061%	7/13/31	3,310,000		3,215,559	(a)

Total Internet & Direct Marketing Retail					6,296,422

Specialty Retail - 1.5%
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	2,610,000		2,816,842
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	2,543,000		2,848,338	(a)
Bed Bath & Beyond Inc., Senior Notes	5.165%	8/1/44	3,933,000		3,350,621
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	1,970,000		1,970,492	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	2,310,000		2,336,542	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	1,740,000		1,829,697	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		540,985	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	1,700,000		1,748,875	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	1,230,000		1,286,888	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	150,000	EUR	172,602	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	1,060,000	EUR	1,224,627	(a)(d)

Total Specialty Retail					20,126,509

TOTAL CONSUMER DISCRETIONARY					98,831,591

CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,870,000		1,869,570	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	5

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000	$733,205	(c)

Food Products - 0.4%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	1,900,000	2,221,173
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	3,350,000	3,387,687	(a)

Total Food Products				5,608,860

Tobacco - 0.1%
Vector Group Ltd., Senior Notes	10.500%	11/1/26	1,060,000	1,120,497	(a)

TOTAL CONSUMER STAPLES				9,332,132

ENERGY - 6.8%
Energy Equipment & Services - 0.1%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,670,000	1,697,138	(a)

Oil, Gas & Consumable Fuels - 6.7%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	5,000,000	5,080,575	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,600,000	2,798,250	(a)
Cenovus Energy Inc., Senior Notes	5.375%	7/15/25	282,000	316,900
Colgate Energy Partners III LLC, Senior Notes	5.875%	7/1/29	2,940,000	3,013,500	(a)
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	3,000,000	3,015,000	(d)(e)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000	1,365,316	(a)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,000,000	1,218,340
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	1,930,000	2,028,913	(a)

See Notes to Schedule of Investments.

6	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	890,000	$812,962	(d)(e)
Energy Transfer LP, Senior Notes	5.500%	6/1/27	510,000	590,499
Energy Transfer LP, Senior Notes	5.350%	5/15/45	600,000	710,443
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	500,000	628,677
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	220,000	233,635
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	400,000	439,081
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	300,000	334,143	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,000,000	1,036,600	(a)
EQT Corp., Senior Notes	7.500%	2/1/30	1,450,000	1,858,103
Gazprom PJSC Via Gaz Capital SA, Senior Notes	4.950%	3/23/27	1,770,000	1,949,784	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	1,262,000	1,258,845
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	3,070,000	3,414,159	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	2,320,000	2,556,099	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,870,000	1,965,838	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,100,000	1,133,000	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	2,600,000	2,799,355	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,830,000	2,996,262	(a)
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	4,500,000	5,512,050
Occidental Petroleum Corp., Senior Notes	0.000%	10/10/36	380,000	214,584

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	7

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	1,960,000	$2,093,799	(a)
Penn Virginia Escrow LLC, Senior Notes	9.250%	8/15/26	3,140,000	3,277,375	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	3,000,000	3,266,250
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,660,000	3,601,385
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	3,000,000	3,049,110	(a)
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	960,000	871,200	(d)(e)
Range Resources Corp., Senior Notes	5.875%	7/1/22	574,000	580,320
Range Resources Corp., Senior Notes	9.250%	2/1/26	1,720,000	1,859,750
Range Resources Corp., Senior Notes	8.250%	1/15/29	3,895,000	4,402,324	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	1,500,000	1,509,930	(a)(f)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	1,140,000	1,141,682	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.600%	3/15/48	1,260,000	1,543,112
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,890,000	1,765,600	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	1,570,000	1,626,834	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	3,330,000	3,475,687	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,330,000	2,737,412
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	3,000,000	3,499,230

See Notes to Schedule of Investments.

8	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000		$820,986
YPF SA, Senior Secured Notes, Step bond (4.000% to 1/1/23 then 9.000%)	4.000%	2/12/26	1,097,430		946,500	(a)

Total Oil, Gas & Consumable Fuels					91,349,399

TOTAL ENERGY					93,046,537

FINANCIALS - 5.2%
Banks - 2.5%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875% to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	1,600,000	EUR	1,974,448	(c)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000		203,375	(a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	2,820,000		3,099,406	(a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	200,000		219,802	(a)(d)(e)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,270,000		1,382,458	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	990,000		1,104,469	(d)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	9

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Barclays PLC, Subordinated Notes (2.000% to 2/7/23 then EUR 5 year Swap Rate + 1.900%)	2.000%	2/7/28	1,320,000	EUR	$1,556,089	(c)(d)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	3,600,000	EUR	4,550,889	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,010,000		1,212,433	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,710,000	EUR	2,047,182	(c)(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,050,000		1,167,781	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	2,410,000	EUR	3,040,012	(c)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	1,040,000		1,151,800	(d)(e)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	4,550,000	GBP	6,249,986	(d)(e)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	790,000	GBP	1,113,481	(c)(d)(e)

See Notes to Schedule of Investments.

10	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	2,070,000	$2,266,121	(a)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	990,000	1,194,500	(a)(d)

Total Banks				33,534,232

Capital Markets - 0.7%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	3,000,000	2,876,100	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	2,200,000	2,098,250	(a)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,290,000	1,431,887	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000	649,955	(a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,860,000	3,094,363	(a)(d)(e)

Total Capital Markets				10,150,555

Consumer Finance - 0.4%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	2,090,000	2,170,988	(a)
Navient Corp., Senior Notes	5.625%	8/1/33	740,000	703,440
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	3,390,000	3,216,262	(a)

Total Consumer Finance				6,090,690

Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/23/23	150,000	154,381

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	11

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

Diversified Financial Services - (continued)
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	1,340,000		$1,421,518
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	1,070,000		1,089,972
Aviation Capital Group LLC, Senior Notes	2.875%	1/20/22	550,000		551,747	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,129,689		4,015,689	(a)(b)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	1,560,000		1,432,088	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	38,000		39,203	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	190,000		197,953	(a)
Stichting AK Rabobank Certificaten, Junior Subordinated Notes (19.436% to 12/29/21 then 6.500%)	19.436%	3/29/2170	1,180,000	EUR	1,898,491	(c)(e)
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	910,000		984,306	(a)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000		1,294,476	(g)(h)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	10.500%	6/1/24	1,250,000		1,350,813	(a)

Total Diversified Financial Services					14,430,637

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	1,490,000		1,464,223	(a)(f)(g)
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	2,090,000		2,014,237	(a)

Total Mortgage Real Estate Investment Trusts (REITs)					3,478,460

See Notes to Schedule of Investments.

12	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Thrifts & Mortgage Finance - 0.2%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,700,000		$1,955,374	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,300,000		1,282,066	(a)

Total Thrifts & Mortgage Finance					3,237,440

TOTAL FINANCIALS					70,922,014

HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 0.3%
Mozart Debt Merger Sub Inc., Senior Notes	5.250%	10/1/29	3,190,000		3,241,838	(a)

Health Care Providers & Services - 1.1%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	2,000,000		1,913,110	(a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,270,000		1,308,436	(a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	4,030,000		3,967,132	(a)
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	2,760,000		2,522,364	(a)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	2,360,000		2,386,031	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	940,000		997,970	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,720,000		1,786,177	(a)

Total Health Care Providers & Services					14,881,220

Pharmaceuticals - 0.8%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	1,100,000		1,089,000	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	670,000		615,954	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,710,000	GBP	2,305,141	(a)
Endo Dac/Endo Finance LLC/ Endo Finco Inc., Secured Notes	9.500%	7/31/27	1,800,000		1,789,353	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	2,050,000		2,022,264	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	13

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - (continued)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	1,200,000	EUR	$1,372,738	(c)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	1,930,000		2,068,207

Total Pharmaceuticals					11,262,657

TOTAL HEALTH CARE					29,385,715

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.8%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	790,000		842,794	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,020,000		1,096,445	(a)
Boeing Co., Senior Notes	2.196%	2/4/26	850,000		851,707
Boeing Co., Senior Notes	3.250%	2/1/35	1,230,000		1,233,766
Boeing Co., Senior Notes	5.805%	5/1/50	1,370,000		1,880,740
Boeing Co., Senior Notes	5.930%	5/1/60	1,920,000		2,705,946
TransDigm Inc., Senior Notes	7.500%	3/15/27	530,000		556,500
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	760,000		809,400	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	960,000		1,003,200	(a)

Total Aerospace & Defense					10,980,498

Air Freight & Logistics - 0.2%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	2,370,000		2,965,462

Airlines - 1.5%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,580,000		1,601,725	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,411,980		1,409,065
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,570,000		2,769,175	(a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,080,000		1,260,612	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,200,000		5,776,943	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,730,000		1,818,663	(a)

See Notes to Schedule of Investments.

14	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,000,000	$3,268,830	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,841,999	2,064,121	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	754,320	798,284

Total Airlines				20,767,418

Commercial Services & Supplies - 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	1,050,000	1,034,922	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,370,000	1,359,314	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	4,310,000	4,412,578
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,000,000	2,032,500	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	2,830,000	2,812,313	(a)
RR Donnelley & Sons Co., Senior Secured Notes	6.125%	11/1/26	1,361,000	1,457,971	(a)

Total Commercial Services & Supplies				13,109,598

Construction & Engineering - 0.0%††
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	250,000	274,547

Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	1,000,000	995,650	(a)

Electrical Equipment - 0.2%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	2,530,000	2,520,512	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	15

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Industrial Conglomerates - 0.0%††
General Electric Co., Senior Notes	6.875%	1/10/39	424,000		$646,007

Machinery - 0.5%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	2,880,000		3,158,223	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	3,517,000		3,311,853

Total Machinery					6,470,076

Trading Companies & Distributors - 0.5%
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	1,560,000	CAD	1,260,504	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,010,000		1,997,438	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,700,000		2,832,381
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000		1,083,750

Total Trading Companies & Distributors					7,174,073

Transportation Infrastructure - 0.4%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	980,000		975,605	(a)
DP World Ltd., Senior Notes	5.625%	9/25/48	3,580,000		4,374,051	(a)

Total Transportation Infrastructure					5,349,656

TOTAL INDUSTRIALS					71,253,497

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	3,320,000		3,387,562	(a)
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	850,000		844,943	(a)

Total Communications Equipment					4,232,505

IT Services - 0.1%
Clarivate Science Holdings Corp., Senior Notes	4.875%	7/1/29	1,090,000		1,086,676	(a)

Software - 0.4%
Blast Motion Inc., Senior Secured Notes	7.000%	1/15/24	850,000		854,462	(a)(g)(h)
LogMeIn Inc., Senior Secured Notes	5.500%	9/1/27	1,040,000		1,042,226	(a)

See Notes to Schedule of Investments.

16	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	1,980,000	$1,894,216	(a)
Uniquify Inc., Senior Secured Notes	6.000%	6/15/24	750,000	747,274	(a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	1,550,000	1,542,250	(a)

Total Software				6,080,428

Technology Hardware, Storage & Peripherals - 0.2%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	570,000	584,750	(a)(f)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	970,000	1,017,287	(a)
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes	13.000%	10/15/27	750,000	910,313	(a)

Total Technology Hardware, Storage & Peripherals				2,512,350

TOTAL INFORMATION TECHNOLOGY				13,911,959

MATERIALS - 3.0%
Chemicals - 1.0%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	3,250,000	3,323,157	(a)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	3,750,000	3,758,287	(a)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	2,550,000	3,103,044	(a)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	1,690,000	1,719,660
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	1,690,000	1,738,250

Total Chemicals				13,642,398

Construction Materials - 0.2%
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	2,600,000	2,707,250	(a)

Containers & Packaging - 0.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,500,000	1,573,125	(a)(b)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	17

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Ball Corp., Senior Notes	3.125%	9/15/31	640,000	$623,200
Pactiv LLC, Senior Notes	8.375%	4/15/27	590,000	658,587

Total Containers & Packaging				2,854,912

Metals & Mining - 1.2%
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	3,350,000	3,492,375	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	3,000,000	3,206,250	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	860,000	1,082,955
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	1,030,000	1,028,713	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,100,000	1,159,125	(a)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	810,000	940,418
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,890,000	2,493,392
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	3,200,000	3,124,000	(a)

Total Metals & Mining				16,527,228

Paper & Forest Products - 0.4%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,090,000	3,557,362
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	2,100,000	1,986,884

Total Paper & Forest Products				5,544,246

TOTAL MATERIALS				41,276,034

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Finance Trust Inc./American Finance Operating Partner LP, Senior Notes	4.500%	9/30/28	1,070,000	1,071,337	(a)
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	760,000	826,500
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	610,000	607,505
GEO Group Inc., Senior Notes	5.875%	10/15/24	4,000,000	3,625,660
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,280,000	1,351,836

See Notes to Schedule of Investments.

18	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

Equity Real Estate Investment Trusts (REITs) - (continued)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	1,515,000	GBP	$2,195,383
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,970,000		2,061,834

Total Equity Real Estate Investment Trusts (REITs)					11,740,055

Real Estate Management & Development - 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	2,700,000		2,801,250	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	1,230,000		1,309,570	(c)

Total Real Estate Management & Development					4,110,820

TOTAL REAL ESTATE					15,850,875

UTILITIES - 0.7%
Electric Utilities - 0.6%
NRG Energy Inc., Senior Notes	3.625%	2/15/31	1,300,000		1,266,850	(a)
Talen Energy Supply LLC, Senior Secured Notes	7.250%	5/15/27	570,000		546,197	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	1,640,000		1,552,776	(a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	4,030,000		4,753,486

Total Electric Utilities					8,119,309

Gas Utilities - 0.1%
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	1,000,000		1,023,950	(a)

Independent Power and Renewable Electricity Producers - 0.0%††
AES Corp., Senior Notes	2.450%	1/15/31	540,000		529,075

TOTAL UTILITIES					9,672,334

TOTAL CORPORATE BONDS & NOTES (Cost - $490,568,989)					499,725,759

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	19

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 28.2%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.4%
Delta TopCo Inc., First Lien Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	3,502,400	$3,502,103	(d)(i)(j)
ORBCOMM Inc., Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	6/19/28	1,480,000	1,483,389	(d)(i)(j)

Total Diversified Telecommunication Services				4,985,492

Entertainment - 0.5%
Allen Media LLC, Term Loan B (3 mo. USD LIBOR + 5.500%)	5.632%	2/10/27	3,718,207	3,724,416	(d)(i)(j)
AMC Entertainment Holdings Inc., Term Loan B1	—	4/22/26	1,462,500	1,352,513	(k)
Cinemark USA Inc., Additional Term Loan (1 mo. USD LIBOR + 1.750%)	1.840%	3/31/25	246,795	237,079	(d)(i)(j)
William Morris Endeavor Entertainment LLC, New Term Loan B1 (1 mo. USD LIBOR + 2.750%)	2.840%	5/18/25	1,177,768	1,157,811	(d)(i)(j)

Total Entertainment				6,471,819

Interactive Media & Services - 0.3%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	4,606,850	4,580,706	(d)(i)(j)

Media - 1.2%
Applovin Corp., Amendment No. 6 New Term Loan	—	10/25/28	1,890,000	1,888,110	(k)
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.337%	8/15/25	256,451	255,934	(d)(i)(j)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.587%	11/18/24	449,678	447,360	(d)(i)(j)
Gray Television Inc., Term Loan D	—	10/27/28	2,830,000	2,830,594	(k)

See Notes to Schedule of Investments.

20	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.087%	5/1/26	4,288,564	$4,261,760	(d)(i)(j)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.587%	12/17/26	1,267,472	1,264,228	(d)(i)(j)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	1,250,327	1,251,890	(d)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.590%	1/31/28	1,588,574	1,573,681	(d)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	3.340%	1/31/29	2,940,000	2,942,249	(d)(i)(j)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.590%	4/28/28	120,000	118,650	(d)(i)(j)

Total Media				16,834,456

TOTAL COMMUNICATION SERVICES				32,872,473

CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.5%
American Axle & Manufacturing Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/8/24	389,123	389,123	(d)(i)(j)
Autokiniton US Holdings Inc., Closing Date Term Loan B (the greater of 6 mo. USD LIBOR or 0.500% + 4.500%)	5.000%	4/6/28	2,250	2,256	(d)(i)(j)
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.337%	4/30/26	4,649,375	4,627,081	(d)(i)(j)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	21

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Auto Components - (continued)
First Brands Group LLC, 2021 First Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	3/30/27	1,402,950	$1,418,382	(d)(i)(j)
First Brands Group LLC, 2021 Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 8.500%)	9.500%	3/30/28	830,000	840,375	(d)(h)(i)(j)

Total Auto Components				7,277,217

Diversified Consumer Services - 0.7%
Adtalem Global Education Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/12/28	4,560,000	4,576,393	(d)(i)(j)
Lakeshore Learning Materials, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	9/29/28	2,670,000	2,673,338	(d)(h)(i)(j)
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	1,556,505	1,555,711	(d)(i)(j)
TruGreen LP, Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.500%)	9.250%	11/2/28	320,000	325,600	(d)(h)(i)(j)

Total Diversified Consumer Services				9,131,042

Hotels, Restaurants & Leisure - 2.6%
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	7/21/28	1,842,975	1,842,284	(d)(i)(j)
Aristocrat Technologies Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/19/24	3,559,591	3,572,566	(d)(i)(j)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.324%	9/15/23	1,176,360	1,176,360	(d)(i)(j)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.837%	12/23/24	4,178,300	4,163,216	(d)(i)(j)

See Notes to Schedule of Investments.

22	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	3.587%	7/21/25	909,956	$912,013	(d)(i)(j)
Carnival Corp., 2021 Incremental Advance Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	10/18/28	3,060,000	3,060,964	(d)(i)(j)
Carnival Corp., New Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	6/30/25	2,423,713	2,423,725	(d)(i)(j)
ClubCorp. Holdings Inc., First Lien Term Loan B (3 mo. USD LIBOR + 2.750%)	2.882%	9/18/24	3,423,256	3,238,177	(d)(i)(j)
Equinox Holdings Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 9.000%)	10.000%	3/8/24	395,000	397,469	(d)(i)(j)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.087%	11/30/23	299,215	299,029	(d)(i)(j)
Hornblower Sub LLC, Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500% PIK)	5.500%	4/27/25	2,987,147	2,840,777	(b)(d)(i)(j)
Pacific Bells LLC, Delayed Draw Term Loan	—	11/10/28	70,000	69,956	(h)(k)
Pacific Bells LLC, Initial Term Loan	—	11/10/28	1,380,000	1,379,138	(h)(k)
Playa Resorts Holding BV, Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% +2.750%)	3.750%	4/29/24	3,452,416	3,375,824	(d)(i)(j)
Royal Caribbean Cruises Ltd., Advance Term Loan	—	4/5/22	670,000	656,044	(k)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	23

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.837%	8/14/24	4,962,960	$4,949,138	(d)(i)(j)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	1,979,596	1,962,977	(d)(i)(j)

Total Hotels, Restaurants & Leisure				36,319,657

Internet & Direct Marketing Retail - 0.1%
CNT Holdings I Corp., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/8/27	1,174,100	1,177,452	(d)(i)(j)

Leisure Products - 0.2%
Hayward Industries Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	5/30/28	2,902,725	2,898,502	(d)(i)(j)

Specialty Retail - 2.6%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	2,917,837	2,928,050	(d)(i)(j)
CWGS Group LLC, Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	6/3/28	995,000	991,423	(d)(i)(j)
Empire Today LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	4/3/28	3,192,000	3,174,045	(d)(i)(j)
Great Outdoors Group LLC, Term Loan B1 (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	4,114,636	4,133,501	(d)(i)(j)
IRB Holding Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	2/5/25	177,245	177,032	(d)(i)(j)

See Notes to Schedule of Investments.

24	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Leslie’s Poolmart Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	3/9/28	5,318,512	$5,306,306	(d)(i)(j)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	11/2/27	555,800	556,323	(d)(i)(j)
Mavis Tire Express Services Topco Corp., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	5/4/28	4,369,050	4,379,470	(d)(i)(j)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	547,250	547,740	(d)(i)(j)
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	4,987,500	5,000,418	(d)(i)(j)
RVR Dealership Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	2/8/28	1,492,500	1,492,500	(d)(i)(j)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/3/28	6,460,000	6,464,328	(d)(i)(j)

Total Specialty Retail				35,151,136

TOTAL CONSUMER DISCRETIONARY				91,955,006

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	25

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 0.6%
Beverages - 0.3%
City Brewing Co. LLC, First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/5/28	1,520,000		$1,507,657	(d)(i)(j)
Triton Water Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/31/28	3,521,175		3,520,383	(d)(i)(j)

Total Beverages					5,028,040

Food & Staples Retailing - 0.2%
Froneri International PLC, Term Loan Facility B1 (the greater of 6 mo. EURIBOR or 0.000% + 2.625%)	2.625%	1/29/27	470,000	EUR	531,003	(d)(i)(j)
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.337%	1/29/27	1,214,625		1,198,914	(d)(i)(j)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.087%	9/13/26	1,125,092		1,106,719	(d)(i)(j)

Total Food & Staples Retailing					2,836,636

Food Products - 0.1%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	7.838%	10/1/26	260,000		258,917	(d)(i)(j)
Sovos Brands Intermediate, Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	6/8/28	870,414		873,352	(d)(i)(j)

Total Food Products					1,132,269

TOTAL CONSUMER STAPLES					8,996,945

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	2.087%	8/4/28	3,670,000		3,651,980	(d)(i)(j)

See Notes to Schedule of Investments.

26	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 3.9%
Capital Markets - 0.9%
Cardinal Parent Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/12/27	989,527	$990,389	(d)(i)(j)
Focus Financial Partners LLC, First Lien Delayed Draw Term Loan	—	6/30/28	410,625	409,239	(k)
Focus Financial Partners LLC, First Lien Term Loan B4 (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	6/30/28	1,774,927	1,768,936	(d)(i)(j)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.087%	7/3/24	2,976,518	2,964,210	(d)(i)(j)
Jump Financial LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	8/7/28	6,720,000	6,678,000	(d)(h)(i)(j)

Total Capital Markets				12,810,774

Diversified Financial Services - 1.8%
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.587%	2/2/28	1,558,215	1,546,653	(d)(i)(j)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 6.750%)	7.500%	4/7/28	1,180,000	1,217,618	(d)(i)(j)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	375,250	376,659	(d)(i)(j)
Greystone Select Financial LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	6/16/28	2,318,392	2,353,168	(d)(i)(j)
Hudson River Trading LLC, Term Loan (1 mo. USD LIBOR + 3.000%)	3.087%	3/20/28	4,139,200	4,120,719	(d)(i)(j)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	27

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Diversified Financial Services - (continued)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.837%	1/26/28	5,041,256	$4,994,800	(d)(i)(j)
Resolute Investment Managers Inc., First Lien Term Loan C (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	4/30/24	1,263,549	1,265,128	(d)(h)(i)(j)
TKC Holdings Inc., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.500%)	6.500%	5/15/28	4,171,544	4,172,191	(d)(i)(j)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	3,454	3,438	(d)(i)(j)
UFC Holdings LLC, Term Loan B3	—	4/29/26	2,060,000	2,050,988	(k)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.089%	3/1/26	2,028,296	2,026,552	(d)(i)(j)

Total Diversified Financial Services				24,127,914

Insurance - 0.9%
Acrisure LLC, 2020 Term Loan B (3 mo. USD LIBOR + 3.500%)	3.632%	2/15/27	522,050	516,046	(d)(i)(j)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.084%	3/18/27	237,038	237,067	(d)(i)(j)
Asurion LLC, New Term Loan B4 (1 mo. USD LIBOR + 5.250%)	5.337%	1/20/29	3,890,000	3,877,435	(d)(i)(j)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.087%	11/3/24	1,606,686	1,596,644	(d)(i)(j)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.337%	12/23/26	2,572,849	2,549,938	(d)(i)(j)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.337%	7/31/27	1,592,000	1,578,404	(d)(i)(j)

See Notes to Schedule of Investments.

28	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Ryan Specialty Group, LLC, Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	9/1/27	427,839	$428,962	(d)(i)(j)
Sedgwick Claims Management Services Inc., 2020 Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	9/3/26	264,600	265,640	(d)(i)(j)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	3.337%	12/31/25	1,166,020	1,155,334	(d)(i)(j)

Total Insurance				12,205,470

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.837%	5/15/26	3,393,959	3,360,020	(d)(h)(i)(j)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/11/28	1,114,400	1,113,007	(d)(h)(i)(j)

Total Mortgage Real Estate Investment Trusts (REITs)				4,473,027

TOTAL FINANCIALS				53,617,185

HEALTH CARE - 5.3%
Health Care Equipment & Supplies - 0.4%
Radiology Partners Inc., Replacement Term Loan B	4.333-4.335%	7/9/25	5,000,000	5,000,350	(d)(i)(j)

Health Care Providers & Services - 3.5%
EyeCare Partners LLC, Amendment No. 1 Delayed Draw Term Loan	—	11/15/28	380,000	379,683	(k)
EyeCare Partners LLC, Amendment No. 1 Term Loan	—	11/15/28	1,500,000	1,498,747	(k)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.882%	2/18/27	1,104,840	1,099,598	(d)(i)(j)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	29

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Health Care Providers & Services - (continued)
EyeCare Partners LLC, Second Lien Initial Term Loan (2 mo. USD LIBOR + 8.250%)	8.357%	2/4/28	810,000	$806,157	(d)(i)(j)
EyeCare Partners LLC, Second Lien Initial Term Loan	—	11/15/29	1,740,000	1,753,050	(k)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.750%	10/2/25	1,511,534	1,508,027	(d)(i)(j)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 week USD LIBOR + 2.000%)	2.074%	11/15/27	1,464,547	1,445,508	(d)(i)(j)
Maravai Intermediate Holdings LLC, Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/19/27	218,200	218,951	(d)(i)(j)
One Call Corp., First Lien Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 5.500%)	6.250%	4/22/27	3,840,375	3,876,378	(d)(i)(j)
Option Care Health Inc., Term Loan B	—	10/27/28	3,160,000	3,159,336	(k)
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.837%	9/27/24	4,996,802	4,998,901	(d)(i)(j)
Parexel International Corp., Term Loan	—	8/11/28	3,850,000	3,856,949	(k)
PDS Holdco Inc., Delayed Draw Term Loan	—	8/18/28	460,000	461,380	(k)
PDS Holdco Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/18/28	4,490,000	4,503,470	(d)(i)(j)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.338%	3/5/26	4,966,093	4,940,865	(d)(i)(j)

See Notes to Schedule of Investments.

30	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	5,000,000	$4,986,450	(d)(i)(j)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	3,648,467	3,629,312	(d)(i)(j)
WP CityMD Bidco LLC, Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/13/26	4,653,634	4,672,691	(d)(i)(j)

Total Health Care Providers & Services				47,795,453

Health Care Technology - 0.5%
AthenaHealth Inc., Additional Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.377%	2/11/26	1,566,180	1,573,032	(d)(i)(j)
Virgin Pulse Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	4/6/28	3,810,000	3,777,863	(d)(i)(j)
Virgin Pulse Inc., Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.250%)	8.000%	3/30/29	1,270,000	1,260,475	(d)(h)(i)(j)

Total Health Care Technology				6,611,370

Life Sciences Tools & Services - 0.3%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	2,690,214	2,693,577	(d)(i)(j)
PRA Health Sciences Inc., Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	669,861	670,698	(d)(i)(j)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	31

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Life Sciences Tools & Services - (continued)
Precision Medicine Group LLC, Initial Delayed Draw Term Loan	—	11/18/27	138,461	$138,483	(k)
Precision Medicine Group LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	11/18/27	1,053,577	1,053,740	(d)(i)(j)

Total Life Sciences Tools & Services				4,556,498

Pharmaceuticals - 0.6%
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	5,190,800	5,209,902	(d)(i)(j)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	2,862,825	2,870,340	(d)(i)(j)

Total Pharmaceuticals				8,080,242

TOTAL HEALTH CARE				72,043,913

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.6%
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.337%	12/9/25	4,962,121	4,907,017	(d)(i)(j)
WP CPP Holdings LLC, First Lien Initial Term Loan	4.750%	4/30/25	1,697,682	1,663,304	(d)(i)(j)
WP CPP Holdings LLC, Second Amendment Term Loan	—	4/30/26	1,460,000	1,446,860	(k)

Total Aerospace & Defense				8,017,181

Air Freight & Logistics - 0.2%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	7/26/28	3,180,000	3,193,579	(d)(i)(j)

Airlines - 0.6%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	2,430,000	2,458,856	(d)(i)(j)

See Notes to Schedule of Investments.

32	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,210,000	$1,289,993	(d)(i)(j)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,210,000	1,290,241	(d)(i)(j)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	3,586,975	3,642,699	(d)(i)(j)

Total Airlines				8,681,789

Building Products - 0.3%
CP Atlas Buyer Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	11/23/27	656,700	653,656	(d)(i)(j)
Quikrete Holdings Inc., Term Loan B1	—	2/21/28	2,750,000	2,743,648	(k)

Total Building Products				3,397,304

Commercial Services & Supplies - 2.4%
Allied Universal Holdco LLC, USD Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	1,902,815	1,904,204	(d)(i)(j)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.587%	1/29/27	2,023,828	2,020,458	(d)(i)(j)
Amentum Government Services Holdings LLC, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.250% + 8.750%)	10.000%	1/31/28	1,730,000	1,741,902	(d)(i)(j)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.587%	10/1/26	1,102,000	1,102,000	(d)(i)(j)
APi Group DE Inc., Initial Term Loan	—	10/7/28	1,980,000	1,982,228	(k)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	33

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	277,550	$276,277	(d)(i)(j)
Donlen LLC, Term Loan B (the greater of 1 mo. USD LIBOR or 1.000% + 5.500%)	6.500%	3/30/28	3,400,000	3,387,420	(d)(g)(h)(i)(j)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.340%	10/30/26	647,086	648,772	(d)(i)(j)
LRS Holdings LLC, First Lien Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 4.250%)	4.750%	8/31/28	1,620,000	1,626,075	(d)(h)(i)(j)
LRS Holdings LLC, First Lien Initial Term Loan B	—	8/31/28	1,500,000	1,505,625	(h)(k)
LTR Intermediate Holdings Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	5/5/28	3,102,225	3,109,981	(d)(h)(i)(j)
Madison IAQ LLC, Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	6/21/28	1,117,200	1,116,267	(d)(i)(j)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.082%	5/14/26	3,706,218	3,700,919	(d)(i)(j)
Monitronics International Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.250% + 6.500%)	7.750%	3/29/24	2,145,912	2,101,213	(d)(i)(j)
PAE Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	10/19/27	655,050	655,666	(d)(i)(j)
Thermostat Purchaser III Inc., Delayed Draw Term Loan	—	9/3/28	230,000	230,431	(h)(k)

See Notes to Schedule of Investments.

34	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Thermostat Purchaser III Inc., First Lien Term Loan	—	9/3/28	1,000,000	$1,001,875	(h)(k)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.087%	8/27/25	4,970,849	4,985,338	(d)(i)(j)

Total Commercial Services & Supplies				33,096,651

Construction & Engineering - 0.4%
Brown Group Holding LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	6/7/28	4,204,718	4,200,135	(d)(i)(j)
Tutor Perini Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	8/18/27	653,400	656,667	(d)(i)(j)

Total Construction & Engineering				4,856,802

Machinery - 0.2%
Clark Equipment Co., Third Amendment Incremental Term Loan (3 mo. USD LIBOR + 2.250%)	2.382%	5/18/24	2,388,000	2,388,000	(d)(i)(j)

Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc., 2028 Term Loan (1 mo. USD LIBOR + 2.250%)	2.337%	5/19/28	3,002,475	2,986,096	(d)(i)(j)
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	3,969,231	3,960,955	(d)(i)(j)

Total Trading Companies & Distributors				6,947,051

TOTAL INDUSTRIALS				70,578,357

INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.4%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.337%	4/6/26	4,965,375	4,907,205	(d)(i)(j)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.337%	11/29/25	748,159	718,166	(d)(i)(j)
Global Tel Link Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.250%)	8.337%	11/29/26	280,000	262,920	(d)(i)(j)

Total Communications Equipment				5,888,291

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	35

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.8%
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	3,750,000	$3,614,063	(d)(i)(j)
Redstone Holdco 2 LP, Second Lien Initial Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	4/27/29	3,680,000	3,565,000	(d)(i)(j)(k)
VT Topco Inc., 2021 First Lien Delayed Draw Term Loan	—	8/1/25	270,000	270,379	(k)
VT Topco Inc., 2021 First Lien Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/1/25	1,540,000	1,542,164	(d)(i)(j)
VT Topco Inc., 2021 Second Lien Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 6.750%)	7.500%	7/31/26	1,340,000	1,350,050	(d)(h)(i)(j)

Total IT Services				10,341,656

Software - 2.0%
Castle US Holding Corp., Initial Dollar Term Loan (3 mo. USD LIBOR + 3.750%)	3.882%	1/29/27	523,375	518,387	(d)(i)(j)
Cloudera Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	10/8/28	3,750,000	3,748,838	(d)(i)(j)
Cloudera Inc., Second Lien Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 6.000%)	6.500%	10/8/29	1,610,000	1,616,038	(d)(h)(i)(j)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.087%	10/16/26	4,960,158	4,969,160	(d)(i)(j)
DCert Buyer Inc., Second Lien Initial Loan (1 mo. USD LIBOR + 7.000%)	7.087%	2/19/29	1,580,000	1,598,620	(d)(i)(j)
MA Financeco LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	2.924%	6/21/24	46,965	46,635	(d)(i)(j)

See Notes to Schedule of Investments.

36	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	3,200,000	$3,182,000	(d)(i)(j)
Magenta Buyer LLC, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.250%)	9.000%	7/27/29	3,620,000	3,598,877	(d)(i)(j)
Particle Investments Sarl, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 5.250%)	5.750%	2/18/27	575,509	576,948	(d)(i)(j)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	1,800,950	1,807,559	(d)(i)(j)
Peraton Corp., Second Lien Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	2/1/29	1,110,000	1,136,363	(d)(i)(j)
Planview Parent Inc., First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	12/17/27	516,100	518,115	(d)(i)(j)
Proofpoint Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/31/28	2,480,000	2,472,386	(d)(i)(j)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.837%	6/21/24	317,167	314,938	(d)(i)(j)
Surf Holdings Sarl, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	3.616%	3/5/27	641,878	638,778	(d)(i)(j)
Symplr Software Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	12/22/27	766,150	769,789	(d)(i)(j)

Total Software				27,513,431

TOTAL INFORMATION TECHNOLOGY				43,743,378

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	37

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.2%
Chemicals - 0.0%††
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	598,500	$599,122	(d)(i)(j)

Containers & Packaging - 0.1%
Graham Packaging Co. Inc., New Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	8/4/27	945,520	944,499	(d)(i)(j)

Metals & Mining - 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	1,280,595	1,287,114	(b)(d)(g)(h)(i)(j)

TOTAL MATERIALS				2,830,735

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Claros Mortgage Trust Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	8/9/26	4,960,472	4,969,772	(d)(h)(i)(j)

TOTAL SENIOR LOANS (Cost - $383,581,431)				385,259,744

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 13.9%
Alternative Loan Trust, 2005- IM1 A1 (1 mo. USD LIBOR + 0.600%)	0.689%	1/25/36	125,343	122,120	(d)
Alternative Loan Trust, 2006- 18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	28.243%	7/25/36	264,036	392,184	(d)
Arbor Multifamily Mortgage Securities Trust, 2021-MF2 C	2.809%	6/15/54	2,680,000	2,690,057	(a)(d)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.830%	8/10/45	1,042,701	388,406	(a)(d)
Banc of America Funding Corp., 2015-R3 1A2	0.493%	3/27/36	3,215,440	3,088,561	(a)(d)
Banc of America Mortgage Trust, 2005-C 2A1	2.717%	4/25/35	16,054	16,507	(d)
BCAP LLC Trust, 2011-RR2 1A4	2.914%	7/26/36	2,645,833	1,519,055	(a)(d)

See Notes to Schedule of Investments.

38	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Benchmark Mortgage Trust, 2019-B11 XA, IO	1.044%	5/15/52	18,938,264	$1,181,502	(d)
BX Commercial Mortgage Trust, 2018-BIOA D (1 mo. USD LIBOR + 1.321%)	1.411%	3/15/37	2,590,000	2,589,502	(a)(d)
BX Commercial Mortgage Trust, 2018-BIOA E (1 mo. USD LIBOR + 1.951%)	2.041%	3/15/37	2,592,000	2,591,547	(a)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	2.990%	4/15/34	1,950,000	1,937,744	(a)(d)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	3,335,000	3,248,261	(a)(d)
BX Commercial Mortgage Trust, 2020-VIVA D	3.549%	3/11/44	1,280,000	1,299,739	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.578%	5/15/37	1,700,000	1,589,942	(a)(d)
BX Trust, 2019-MMP A (1 mo. USD LIBOR + 1.000%)	1.090%	8/15/36	3,552,224	3,552,484	(a)(d)
BX Trust, 2021-LBA DJV (1 mo. USD LIBOR + 1.600%)	1.691%	2/15/36	2,390,000	2,384,492	(a)(d)
BXMT Ltd., 2020-FL2 A (30 Day Average SOFR + 1.014%)	1.064%	2/15/38	600,000	600,380	(a)(d)
CFK Trust, 2020-MF2 E	3.458%	3/15/39	2,030,000	1,990,310	(a)(d)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. USD LIBOR + 0.950%)	1.040%	11/15/36	1,200,000	1,201,223	(a)(d)
CHT Mortgage Trust, 2017- CSMO C (1 mo. USD LIBOR + 1.500%)	1.590%	11/15/36	2,500,000	2,502,477	(a)(d)
CHT Mortgage Trust, 2017- CSMO E (1 mo. USD LIBOR + 3.000%)	3.090%	11/15/36	3,340,000	3,346,198	(a)(d)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.893%	9/15/50	21,735,860	956,480	(d)
Credit Suisse Commercial Mortgage Securities Corp., 2019-SKLZ D (1 mo. USD LIBOR + 3.600%)	3.690%	1/15/34	520,000	515,595	(a)(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,840,000	1,434,480	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	39

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	30.034%	2/25/36	259,598	$367,168	(d)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	360,393	(a)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.600%)	7.690%	7/15/32	2,900,000	2,499,058	(a)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/21	2,960,000	2,868,276	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,256,001	(a)
CSWF, 2018-TOP F (1 mo. USD LIBOR + 2.750%)	2.840%	8/15/35	2,608,000	2,608,028	(a)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	1,770,000	18	(a)
Eagle RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.800%)	1.889%	1/25/30	1,310,000	1,293,685	(a)(d)
Extended Stay America Trust, 2021-ESH E (1 mo. USD LIBOR + 2.850%)	2.941%	7/15/38	1,293,272	1,303,530	(a)(d)
Extended Stay America Trust, 2021-ESH F (1 mo. USD LIBOR + 3.700%)	3.791%	7/15/38	2,676,078	2,699,385	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X3, IO	1.330%	8/25/42	19,810,000	184,461	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.389%	1/25/50	2,620,000	2,615,547	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.189%	6/25/50	1,320,000	1,375,546	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	3.049%	12/25/50	3,000,000	3,044,582	(a)(d)

See Notes to Schedule of Investments.

40	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	3.549%	10/25/33	1,340,000	$1,396,544	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.099%	1/25/34	680,000	688,763	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	2,470,000	2,590,054	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,657,766	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,560,000	2,714,615	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	4,288,376	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	4,068,076	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	2,235,157	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.839%	3/25/25	725,777	748,408	(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	41

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.689%	12/25/42	630,000	$658,576	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.042%	9/25/47	688,386	681,677	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	3.449%	8/25/33	650,000	668,232	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.349%	8/25/33	2,520,000	2,573,311	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.339%	1/25/29	1,753,028	1,816,097	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.939%	10/25/29	610,000	660,213	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.289%	1/25/30	2,115,216	2,155,054	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	4.239%	2/25/30	2,050,000	2,178,221	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	4.089%	5/25/30	2,440,000	2,555,780	(a)(d)

See Notes to Schedule of Investments.

42	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.639%	7/25/30	1,370,000	$1,415,911	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.339%	7/25/30	2,173,535	2,204,128	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.839%	10/25/30	1,660,000	1,734,669	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.089%	3/25/31	916,627	924,686	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	4.439%	4/25/31	1,060,000	1,100,423	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1M2 (1 mo. USD LIBOR + 2.400%)	2.489%	4/25/31	1,185,916	1,192,608	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.189%	7/25/39	640,000	651,166	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.489%	10/25/39	2,700,000	2,729,664	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1, IO (30 Day Average SOFR + 3.100%)	3.150%	10/25/41	1,130,000	1,137,155	(a)(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	6,531	6,341	(d)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.134%	3/16/47	1,228,770	4,467	(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	43

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	1,378,583	$592	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 4.000%)	4.090%	9/15/31	1,200,906	380,917	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	4.540%	11/15/32	2,030,000	2,035,652	(a)(d)
GS Mortgage Securities Corp. Trust, 2020-DUNE F (1 mo. USD LIBOR + 3.250%)	3.340%	12/15/36	3,740,000	3,651,368	(a)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. USD LIBOR + 2.000%)	2.091%	5/15/26	1,300,000	1,302,953	(a)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. USD LIBOR + 2.500%)	2.591%	5/15/26	1,300,000	1,304,515	(a)(d)
GS Mortgage-Backed Securities Corp. Trust, 2021- RPL1 A2	2.000%	12/25/60	2,520,000	2,491,150	(a)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	670,193	695,224	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	0.489%	4/25/36	1,799,949	1,572,684	(a)(d)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	0.986%	6/20/35	2,255,904	2,255,571	(d)
IMPAC CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.320%)	0.729%	8/25/35	72,017	70,658	(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	0.629%	11/25/36	1,195,205	989,824	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.358%)	8.448%	6/15/35	2,750,000	302,880	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT FFL (1 mo. USD LIBOR + 3.150%)	3.225%	7/5/33	2,640,000	2,619,443	(a)(d)

See Notes to Schedule of Investments.

44	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD E (1 mo. USD LIBOR + 2.600%)	2.690%	9/15/29	2,340,000	$2,292,608	(a)(d)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR + 2.300%)	2.390%	8/15/38	2,720,000	2,725,314	(a)(d)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond	3.500%	4/25/61	2,580,000	2,570,207	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	20,315	17,573	(a)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	3.250%	11/15/26	2,040,000	2,040,000	(a)(d)(f)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	2.040%	5/15/23	2,600,000	2,560,737	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	55,560	27,232	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	10,916	5,350	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	27,714	27,311	(d)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	81,438	50,084
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	789	789
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.222%	10/15/54	9,020,000	725,972	(d)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	0.589%	4/25/35	1,010,431	768,520	(d)
Multifamily CAS Trust, 2019-01 M10 (1 mo. USD LIBOR + 3.250%)	3.339%	10/15/49	2,130,000	2,154,150	(a)(d)
Multifamily CAS Trust, 2020-1 M10 (1 mo. USD LIBOR + 3.750%)	3.839%	3/25/50	1,790,000	1,866,734	(a)(d)
Multifamily Trust, 2016-1 B	14.741%	4/25/46	587,132	665,068	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,750,000	1,606,943	(a)(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	45

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	$585,868	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	1,260,000	1,248,985	(a)(d)
New Residential Mortgage Loan Trust, 2017-5A B5	2.622%	6/25/57	1,040,048	1,035,325	(a)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	5.339%	5/25/55	2,700,000	2,699,424	(a)(d)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	0.366%	10/26/36	2,154,854	1,979,512	(a)(d)
Nomura Resecuritization Trust, 2015-8R 4A4	1.472%	11/25/47	1,854,820	1,673,749	(a)(d)
Radnor RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.750%)	1.839%	1/25/30	2,580,000	2,561,803	(a)(d)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	2.749%	12/27/33	2,710,000	2,689,278	(a)(d)
Seasoned Credit Risk Transfer Trust Series, 2016-1 M2	3.750%	9/25/55	2,470,139	2,533,272	(a)(d)
Seasoned Credit Risk Transfer Trust Series, 2018-2 BX	1.011%	11/25/57	3,823,694	1,969,633	(a)(d)
Seasoned Credit Risk Transfer Trust Series, 2021-1 M	4.250%	9/25/60	2,560,000	2,676,559	(a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	2.490%	5/15/38	1,570,000	1,578,596	(a)(d)
SFO Commercial Mortgage Trust, 2021-555 E (1 mo. USD LIBOR + 2.900%)	2.990%	5/15/38	1,620,000	1,630,827	(a)(d)
Soho Trust, 2021-SOHO C	2.697%	8/10/38	6,190,000	5,748,176	(a)(d)

See Notes to Schedule of Investments.

46	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.490%	11/15/27	1,450,000	$15	(a)(d)
Structured Asset Mortgage Investments II Trust, 2006- AR5 2A1 (1 mo. USD LIBOR + 0.420%)	0.509%	5/25/46	158,274	142,129	(d)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. USD LIBOR + 0.350%)	0.439%	4/25/35	1,707,743	1,612,450	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.330%)	3.416%	11/11/34	2,276,326	2,265,180	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.102%)	4.188%	11/11/34	1,126,012	1,100,655	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	470,000	22,113	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	479,997	935	(a)(d)
WAIKIKI BEACH HOTEL TRUST, 2019-WBM D (1 mo. USD LIBOR + 2.030%)	2.120%	12/15/33	1,310,000	1,301,464	(a)(d)
WaMu Mortgage Pass- Through Certificates Series Trust, 2005-AR1 A1B (1 mo. USD LIBOR + 0.780%)	0.869%	1/25/45	1,152,804	1,142,159	(d)
WaMu Mortgage Pass- Through Certificates Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.540%)	0.629%	12/25/45	41,332	42,502	(d)
WaMu Mortgage Pass- Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.087%	2/25/46	459,079	444,399	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	59,137	60,365	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $193,264,263)				189,574,458

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	47

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - 10.4%
Aegis Asset Backed Securities Trust, 2005-2 M3 (1 mo. USD LIBOR + 0.720%)	0.809%	6/25/35	1,260,000	$1,235,259	(d)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.514%	1/19/33	500,000	501,182	(a)(d)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	5.932%	4/17/29	800,000	787,131	(a)(d)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	1.204%	4/15/31	250,000	250,254	(a)(d)
Apidos CLO XII, 2013-12A ER (3 mo. USD LIBOR + 5.400%)	5.524%	4/15/31	750,000	693,051	(a)(d)
Apidos CLO XXII, 2015-22A DR (3 mo. USD LIBOR + 6.750%)	6.882%	4/20/31	1,000,000	1,002,512	(a)(d)
Ares XLIV CLO Ltd., 2017-44A CR (3 mo. USD LIBOR + 3.400%)	3.524%	4/15/34	2,750,000	2,742,959	(a)(d)
Ares XXXIIR CLO Ltd., 2014- 32RA C (3 mo. USD LIBOR + 2.900%)	3.025%	5/15/30	1,000,000	989,497	(a)(d)
ASSURANT CLO Ltd., 2019-5A E (3 mo. USD LIBOR + 7.340%)	7.464%	1/15/33	250,000	251,256	(a)(d)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	3.071%	8/5/27	300,000	300,938	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A D	3.710%	8/20/27	5,000,000	4,980,543	(a)
Barings CLO Ltd., 2020-4A E (3 mo. USD LIBOR + 5.680%)	5.812%	1/20/32	1,500,000	1,466,851	(a)(d)
Battalion CLO XI Ltd., 2017- 11A DR (3 mo. USD LIBOR + 3.650%)	3.774%	4/24/34	2,150,000	2,157,406	(a)(d)
BCC Funding Corp. XVI LLC, 2019-1A D	3.940%	7/20/27	1,000,000	1,006,346	(a)

See Notes to Schedule of Investments.

48	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR (3 mo. USD LIBOR + 3.600%)	3.732%	1/20/32	390,000	$390,237	(a)(d)(m)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	659,531	661,190	(a)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	5.881%	11/20/28	550,000	547,016	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	7.921%	8/20/32	400,000	401,920	(a)(d)
BlueMountain CLO XXXI Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	6.654%	4/19/34	1,380,000	1,380,200	(a)(d)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.489%	7/25/36	2,640,000	2,581,822	(a)(d)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	7.124%	4/15/29	500,000	500,435	(a)(d)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.410%)	6.534%	4/15/34	2,370,000	2,365,104	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.832%	7/20/31	660,000	646,974	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.132%	4/20/29	1,300,000	1,291,801	(a)(d)
CIFC Funding Ltd., 2017-3A C (3 mo. USD LIBOR + 3.650%)	3.782%	7/20/30	2,770,000	2,755,143	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.522%	4/17/30	1,500,000	1,475,173	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2019- 1OTF A (3 mo. USD LIBOR + 2.900%)	3.029%	8/9/24	965,000	934,602	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2020- 1OTF A	5.025%	8/9/24	969,849	923,461	(a)(d)(g)(h)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	49

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Cumberland Park CLO Ltd., 2015-2A DR (3 mo. USD LIBOR + 2.700%)	2.832%	7/20/28	500,000	$500,840	(a)(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.782%	7/20/28	700,000	701,016	(a)(d)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	0.310%	2/15/29	529,626	525,727	(d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	546,434	574,833	(a)
Dryden 43 Senior Loan Fund, 2016-43A ER3 (3 mo. USD LIBOR + 6.400%)	6.532%	4/20/34	2,610,000	2,600,503	(a)(d)
Dryden 49 Senior Loan Fund, 2017-49A DR (3 mo. USD LIBOR + 3.400%)	3.522%	7/18/30	750,000	750,068	(a)(d)
Dryden 75 CLO Ltd., 2019- 75A ER2 (3 mo. USD LIBOR + 6.600%)	6.724%	4/15/34	1,450,000	1,436,078	(a)(d)
Educational Funding Co. LLC, 2006-1A A3 (3 mo. USD LIBOR + 0.350%)	0.474%	4/25/33	2,785,055	2,230,188	(a)(d)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	1.882%	10/25/33	655,183	660,870	(d)
Flatiron CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 1.700%)	1.822%	4/17/31	1,700,000	1,698,094	(a)(d)
Fortress Credit BSL XII Ltd., 2021-4A E (3 mo. USD LIBOR + 7.130%)	7.266%	10/15/34	1,000,000	981,907	(a)(d)
Goldentree Loan Management US CLO 6 Ltd., 2019-6A E (3 mo. USD LIBOR + 5.220%)	5.352%	1/20/33	1,500,000	1,453,231	(a)(d)
Golub Capital Partners CLO 53B Ltd., 2021-53A E (3 mo. USD LIBOR + 6.700%)	6.830%	7/20/34	1,630,000	1,630,309	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.074%	4/15/31	1,070,000	1,039,919	(a)(d)

See Notes to Schedule of Investments.

50	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Greywolf CLO IV Ltd., 2019-1A CR (3 mo. USD LIBOR + 3.650%)	3.772%	4/17/34	1,520,000	$1,526,803	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.832%	1/20/33	350,000	351,494	(a)(d)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	8.332%	1/20/33	290,000	244,944	(a)(d)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	3,337,890	539,967	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	1,030,000	1,030,000	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	1.034%	12/25/35	1,190,000	1,189,492	(d)
KKR CLO 17 Ltd., 17 ER (3 mo. USD LIBOR + 7.390%)	7.514%	4/15/34	2,270,000	2,293,783	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.632%	10/20/28	600,000	576,310	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS2 A1, Step bond	3.750%	1/25/59	1,919,227	1,923,490	(a)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. USD LIBOR + 1.275%)	1.364%	2/25/35	2,590,000	2,601,148	(d)
Madison Park Funding XXXV Ltd., 2019-35A ER (3 mo. USD LIBOR + 6.100%)	6.232%	4/20/32	1,600,000	1,602,687	(a)(d)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.432%	1/20/33	460,000	459,669	(a)(d)
Marble Point CLO XIV Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	3.662%	1/20/32	1,400,000	1,380,750	(a)(d)
Marble Point CLO XVI Ltd., 2019-2A E2B (3 mo. USD LIBOR + 7.300%)	7.424%	10/19/32	2,000,000	2,002,419	(a)(d)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. USD LIBOR + 1.150%)	1.239%	8/25/37	2,093,634	2,060,323	(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	51

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	2,500,000	$2,484,353	(a)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.782%	1/20/31	700,000	672,597	(a)(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC2 M1 (1 mo. USD LIBOR + 0.825%)	0.914%	12/25/33	2,213,047	2,204,971	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC4 M1 (1 mo. USD LIBOR + 0.810%)	0.899%	4/25/34	2,303,028	2,285,239	(d)
Mountain View CLO IX Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	3.244%	7/15/31	1,000,000	965,067	(a)(d)
MVW LLC, 2021-1WA D	3.170%	1/22/41	1,133,446	1,127,124	(a)
Nassau Ltd., 2020-1A D (3 mo. USD LIBOR + 4.770%)	4.902%	7/20/29	370,000	370,497	(a)(d)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. USD LIBOR + 0.380%)	0.469%	3/26/35	1,400,000	1,264,709	(d)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. USD LIBOR + 0.500%)	0.589%	7/27/37	3,000,000	2,474,642	(d)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	0.379%	1/25/33	856,587	819,110	(d)
Navient Private Education Refi Loan Trust, 2020-GA B	2.500%	9/16/69	960,000	967,901	(a)
Neuberger Berman CLO XVIII Ltd., 2014-18A DR2 (3 mo. USD LIBOR + 5.920%)	6.050%	10/21/30	1,000,000	999,377	(a)(d)
Neuberger Berman Loan Advisers CLO 44 Ltd., 2021- 44A E (3 mo. USD LIBOR + 6.000%)	6.080%	10/16/34	1,990,000	1,999,492	(a)(d)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.332%	10/20/27	750,000	752,860	(a)(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	3.928%	4/22/30	500,000	488,762	(a)(d)

See Notes to Schedule of Investments.

52	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Ocean Trails CLO V, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	3.572%	10/13/31	1,770,000	$1,699,453	(a)(d)
Ocean Trails CLO VI, 2016-6A DRR (3 mo. USD LIBOR + 3.600%)	3.724%	7/15/28	2,430,000	2,440,497	(a)(d)
Ocean Trails CLO X, 2020-10A ER (3 mo. USD LIBOR + 7.570%)	7.702%	10/15/34	2,320,000	2,262,000	(a)(d)(f)(g)
Octagon Investment Partners 33 Ltd., 2017-1A C (3 mo. USD LIBOR + 2.750%)	2.882%	1/20/31	500,000	495,879	(a)(d)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	1.019%	8/25/35	1,050,000	1,022,227	(d)
Origen Manufactured Housing Contract Trust, 2006-A A2	1.810%	10/15/37	400,119	385,094	(d)
Parallel Ltd., 2017-1A CR (3 mo. USD LIBOR + 2.000%)	2.132%	7/20/29	1,000,000	996,540	(a)(d)
Peace Park CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.000%)	6.138%	10/20/34	1,640,000	1,639,975	(a)(d)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	1,231,065	1,045,752
Pulsar Funding I LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	4.932%	1/20/33	2,500,000	2,522,115	(a)(d)
RR 18 Ltd., 2021-18A D (3 mo. USD LIBOR + 6.250%)	6.334%	10/15/34	3,090,000	3,092,973	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.375%	6/22/30	605,000	581,549	(a)(d)
Sculptor CLO XXVI Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	7.382%	7/20/34	1,820,000	1,822,239	(a)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	483,122	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	1,150,000	1,141,648	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	53

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Stewart Park CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.600%)	2.724%	1/15/30	500,000	$497,544	(a)(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.309%	2/25/36	3,133,994	108,824	(a)(d)
Sunnova Hellios II Issuer LLC, 2019-AA C	5.320%	6/20/46	2,153,776	2,249,983	(a)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.322%	4/16/31	250,000	238,759	(a)(d)
Symphony CLO XX Ltd., 2018- 20A E (3 mo. USD LIBOR + 6.290%)	6.412%	1/16/32	2,250,000	2,253,764	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. USD LIBOR + 3.100%)	3.232%	10/13/32	480,000	480,000	(a)(d)(f)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. USD LIBOR + 6.750%)	6.882%	10/13/32	2,830,000	2,830,000	(a)(d)(f)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.772%	10/13/29	1,000,000	998,405	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 3.000%)	3.122%	10/13/29	430,000	431,909	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	7.174%	4/15/35	1,190,000	1,193,096	(a)(d)
Towd Point Mortgage Trust, 2015-1 B1	3.162%	10/25/53	1,230,000	1,298,602	(a)(d)
Towd Point Mortgage Trust, 2015-2 1B3	3.366%	11/25/60	2,540,000	2,619,213	(a)(d)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	2,570,000	2,608,499	(a)(d)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	2.782%	10/20/28	250,000	250,446	(a)(d)

See Notes to Schedule of Investments.

54	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Venture XVII CLO Ltd., 2014- 17A ERR (3 mo. USD LIBOR + 5.740%)	5.864%	4/15/27	900,000	$823,381	(a)(d)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.144%	6/7/30	300,000	294,807	(a)(d)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	7.082%	4/20/34	2,750,000	2,775,661	(a)(d)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	0.259%	7/25/47	5,129,965	4,347,610	(d)
Whitehorse XII Ltd., 2018- 12A D (3 mo. USD LIBOR + 3.650%)	3.774%	10/15/31	790,000	770,366	(a)(d)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. USD LIBOR + 4.200%)	4.350%	7/15/33	1,810,000	1,767,447	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $144,931,665)				142,133,205

			FACE AMOUNT†
SOVEREIGN BONDS - 7.5%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374	19,482
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	733,878	252,161
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	420,422	130,230
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	2,039,000	1,816,922	(c)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	55

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	8,133,871		$3,612,252	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	710,000		543,860	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	637,561		429,557	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	330,000		222,337	(c)

Total Argentina					7,026,801

Australia - 0.2%
Australia Government Bond	5.750%	7/15/22	2,500,000	AUD	1,953,836

Bahamas - 0.1%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	720,000		681,307	(a)

Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,560,000	BRL	443,500
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	8,670,000	BRL	1,453,523
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	7,000,000	BRL	1,117,541

Total Brazil					3,014,564

Egypt - 0.2%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	2,750,000		2,771,945	(a)

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	1,020,000		984,677	(c)

See Notes to Schedule of Investments.

56	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - (continued)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	690,000		$610,497	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	1,360,000		1,203,573	(a)

Total Ghana					2,798,747

Indonesia - 2.7%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,800,000		4,108,923
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	3,620,000		4,454,731	(c)
Indonesia Treasury Bond	8.375%	9/15/26	50,137,000,000	IDR	4,011,314
Indonesia Treasury Bond	7.000%	5/15/27	265,378,000,000	IDR	20,089,494
Indonesia Treasury Bond	6.500%	2/15/31	4,870,000,000	IDR	352,338
Indonesia Treasury Bond	8.375%	3/15/34	43,786,000,000	IDR	3,497,008

Total Indonesia					36,513,808

Israel - 0.2%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	1,340,000		1,417,314
State of Israel, Senior Notes	3.375%	1/15/50	910,000		964,561

Total Israel					2,381,875

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	170,000	EUR	192,726	(a)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	1,227,501		1,233,523	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	940,000		990,128	(c)

Total Ivory Coast					2,416,377

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	2,910,000		3,311,120	(c)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	57

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 0.4%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	2,587,000		$2,793,029
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,270,000		1,228,852
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,440,000		1,579,644

Total Mexico					5,601,525

Panama - 0.2%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	2,360,000		2,598,195

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,840,000		2,831,480

Qatar - 0.4%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	1,820,000		2,419,828	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	2,770,000		3,570,533	(a)

Total Qatar					5,990,361

Russia - 1.5%
Russian Federal Bond - OFZ	7.050%	1/19/28	1,521,999,000	RUB	20,354,503

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,610,000		1,903,551	(a)

TOTAL SOVEREIGN BONDS (Cost - $105,637,041)					102,149,995

See Notes to Schedule of Investments.

58	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 1.3%
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
MPLX LP	8.462%		302,326	$10,732,573	(g)(h)
Targa Resources Corp., Non Voting Shares	9.500%		5,960	6,477,415

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $16,415,110)				17,209,988

		MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%††
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	440,000	441,925

Media - 0.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,470,000	1,501,364

TOTAL COMMUNICATION SERVICES				1,943,289

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
DraftKings Inc., Senior Notes	0.000%	3/15/28	1,700,000	1,490,800	(a)

FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Granite Point Mortgage Trust Inc., Senior Notes	5.625%	12/1/22	2,342,000	2,346,746	(a)

HEALTH CARE - 0.1%
Biotechnology - 0.1%
Halozyme Therapeutics Inc., Senior Notes	0.250%	3/1/27	940,000	836,249	(a)

INDUSTRIALS - 0.1%
Airlines - 0.1%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	2,380,000	2,152,472

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Alteryx Inc., Senior Notes	0.500%	8/1/24	420,000	398,496
Alteryx Inc., Senior Notes	1.000%	8/1/26	420,000	394,356
Splunk Inc., Senior Notes	1.125%	6/15/27	180,000	188,888

TOTAL INFORMATION TECHNOLOGY				981,740

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $9,941,414)				9,751,296

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	59

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY				SHARES/UNITS	VALUE

COMMON STOCKS - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Corp.				44,473	$427,386

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp., Class A Shares				161,830	1,564,896	*

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.				1,388	0	*(g)(h)(n)

TOTAL COMMON STOCKS (Cost - $2,081,991)					1,992,282

		RATE		SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B Riley Financial Inc.		5.250%		29,825	745,029
B Riley Financial Inc.		5.500%		32,400	887,436

TOTAL PREFERRED STOCKS (Cost - $1,555,625)					1,632,465

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
E-mini S&P 500 Index Futures, Put @ $4,000.00		11/19/21	209	48,126,221	35,530
E-mini S&P 500 Index Futures, Put @ $4,000.00		12/17/21	83	19,112,327	58,100
E-mini S&P 500 Index Futures, Put @ $4,100.00		12/17/21	195	44,902,455	180,375
E-mini S&P 500 Index Futures, Put @ $4,200.00		1/21/22	105	24,178,245	270,375
E-mini S&P 500 Index Futures, Put @ $4,200.00		2/18/22	117	26,941,473	429,975

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $2,147,055)					974,355

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Australian Dollar, Put @ $0.74	Goldman Sachs Group Inc.	11/22/21	4,870,000	4,870,000	93,519

See Notes to Schedule of Investments.

60	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE

OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/ Canadian Dollar, Put @ 1.24CAD	Goldman Sachs Group Inc.	11/19/21	12,390,000	12,390,000	$115,335
U.S. Dollar/ Canadian Dollar, Put @ 1.24CAD	BNP Paribas SA	11/22/21	4,740,000	4,740,000	27,954
U.S. Dollar/ Canadian Dollar, Put @ 1.25CAD	BNP Paribas SA	11/22/21	4,740,000	4,740,000	57,550
U.S. Dollar/ Japanese Yen, Call @ 115.20JPY	Morgan Stanley & Co. Inc.	11/10/21	10,471,000	10,471,000	14,282
U.S. Dollar/ New Zealand Dollar, Put @ $0.70	Citibank N.A.	11/19/21	7,880,000	7,880,000	238,877
U.S. Dollar/ New Zealand Dollar, Put @ $0.71	Goldman Sachs Group Inc.	11/22/21	4,830,000	4,830,000	70,264

TOTAL OTC PURCHASED OPTIONS (Cost - $423,193)					617,781

TOTAL PURCHASED OPTIONS (Cost - $2,570,248)					1,592,136

		RATE	MATURITY DATE	FACE AMOUNT†
MORTGAGE-BACKED SECURITIES - 0.1%
FHLMC - 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC) Gold		7.000%	8/1/30	2,165	2,226
Federal Home Loan Mortgage Corp. (FHLMC) Gold		6.500%	11/1/31	243	273

Total FHLMC					2,499

FNMA - 0.1%
Federal National Mortgage Association (FNMA)		7.000%	8/1/29-4/1/31	3,522	4,021

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	61

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	300,000	$322,498
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	585,195	632,844	(d)

Total FNMA				959,363

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $894,878)				961,862

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $51,650)		5/28/28	53,943	33,984	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,351,494,305)				1,352,017,174

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,827,021)	0.010%		2,827,021	2,827,021	(m)

TOTAL INVESTMENTS - 99.3% (Cost - $1,354,321,326)				1,354,844,195
Other Assets in Excess of Liabilities - 0.7%				9,268,518

TOTAL NET ASSETS - 100.0%				$1,364,112,713

See Notes to Schedule of Investments.

62	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan is unfunded as of October 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2021, the total market value of investments in Affiliated Companies was $3,217,258 and the cost was $3,217,021 (Note 2).

(n)	Value is less than $1.

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	63

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE

E-mini S&P 500 Index Futures, Put		11/19/21	$3,600.00		102	23,487,438	$(6,885)
E-mini S&P 500 Index Futures, Put		11/19/21	3,700.00		107	24,638,783	(8,828)
E-mini S&P 500 Index Futures, Put		12/17/21	3,700.00		83	19,112,327	(26,975)
E-mini S&P 500 Index Futures, Put		12/17/21	3,800.00		195	44,902,455	(80,437)
E-mini S&P 500 Index Futures, Put		1/21/22	3,900.00		105	24,178,245	(141,750)
E-mini S&P 500 Index Futures, Put		2/18/22	4,000.00		117	26,941,473	(298,350)
Eurodollar 2-Year Midcurve Futures, Put		11/12/21	99.00		273	682,500	(327,600)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $1,261,424)							$(890,825)

OTC WRITTEN OPTIONS

	COUNTERPARTY
U.S. Dollar/Australian Dollar, Put	Goldman Sachs Group Inc.	11/22/21	$0.76		4,870,000	4,870,000	$(37,407)
U.S. Dollar/Brazilian Real, Call	Goldman Sachs Group Inc.	1/26/22	6.23	BRL	2,520,000	2,520,000	(27,549)

See Notes to Schedule of Investments.

64	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) Schedule of Written Options (cont’d)	October 31, 2021

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Canadian Dollar, Put	Goldman Sachs Group Inc.	11/19/21	$1.23	CAD	18,585,000	18,585,000	$(53,200)
U.S. Dollar/Canadian Dollar, Put	BNP Paribas SA	11/22/21	1.22	CAD	4,740,000	4,740,000	(7,473)
U.S. Dollar/Canadian Dollar, Put	BNP Paribas SA	11/22/21	1.23	CAD	4,740,000	4,740,000	(18,837)
U.S. Dollar/New Zealand Dollar, Put	Goldman Sachs Group Inc.	11/22/21	0.73		4,830,000	4,830,000	(15,061)
U.S. Dollar/Norwegian Krone, Put	Citibank N.A.	11/10/21	8.34	NOK	7,800,000	7,800,000	(22,761)
U.S. Dollar/Norwegian Krone, Put	Morgan Stanley & Co. Inc.	12/13/21	8.36	NOK	15,002,000	15,002,000	(141,516)
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	11/15/21	71.39	RUB	7,620,000	7,620,000	(84,077)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	1/12/22	70.83	RUB	5,180,000	5,180,000	(55,679)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $377,599)							$(463,560)

TOTAL WRITTEN OPTIONS (Premiums received - $1,639,023)							$(1,354,385)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

CAD	— Canadian Dollar

NOK	— Norwegian Krone

RUB	— Russian Ruble

At October 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	2,662	12/23	$657,410,128	$655,650,600	$(1,759,528)
Australian 10-Year Bonds	25	12/21	2,709,848	2,536,049	(173,799)
U.S. Treasury 2-Year Notes	1,346	12/21	296,382,484	295,110,500	(1,271,984)
U.S. Treasury Ultra 10-Year Notes	152	12/21	21,873,804	22,044,750	170,946
U.S. Treasury Ultra Long- Term Bonds	441	12/21	87,220,570	86,615,156	(605,414)

					(3,639,779)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	65

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	62	12/21	$15,463,782	$15,468,225	$(4,443)
Euro-Bobl	18	12/21	2,822,996	2,783,278	39,718
Euro-Bund	47	12/21	9,398,169	9,134,296	263,873
Euro-Buxl	3	12/21	726,056	724,742	1,314
U.S. Treasury 5-Year Notes	197	12/21	24,014,328	23,984,750	29,578
U.S. Treasury 10-Year Notes	193	12/21	25,307,535	25,225,704	81,831
U.S. Treasury Long-Term Bonds	305	12/21	49,551,245	49,057,344	493,901
United Kingdom Long Gilt Bonds	33	12/21	5,828,770	5,641,656	187,114

					1,092,886

Net unrealized depreciation on open futures contracts					$(2,546,893)

At October 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	17,645,095	USD	2,074,800	Citibank N.A.	11/12/21	$13,744
CAD	5,755,449	USD	4,625,600	Goldman Sachs Group Inc.	11/22/21	24,823
USD	2,909,195	NZD	4,255,200	Citibank N.A.	11/23/21	(139,089)
NZD	3,940,000	USD	2,697,929	Morgan Stanley & Co. Inc.	11/23/21	124,556
USD	5,670,962	SAR	21,280,000	JPMorgan Chase & Co.	1/13/22	66
NOK	221,922,026	USD	25,289,689	BNP Paribas SA	1/18/22	958,565
USD	1,380,576	CAD	1,700,000	BNP Paribas SA	1/18/22	6,773
USD	2,085,414	CAD	2,570,000	BNP Paribas SA	1/18/22	8,547
USD	3,658,024	CAD	4,590,000	BNP Paribas SA	1/18/22	(51,245)
USD	1,844,316	EUR	1,580,000	BNP Paribas SA	1/18/22	14,013
USD	3,045,289	EUR	2,630,000	BNP Paribas SA	1/18/22	(1,355)
USD	4,411,388	EUR	3,810,000	BNP Paribas SA	1/18/22	(2,192)
USD	2,925,781	MXN	61,140,000	BNP Paribas SA	1/18/22	(6,195)
USD	1,598,314	NOK	13,400,000	BNP Paribas SA	1/18/22	13,404
USD	2,035,044	NOK	17,370,000	BNP Paribas SA	1/18/22	(19,426)
USD	3,250,740	NOK	27,180,000	BNP Paribas SA	1/18/22	35,974
USD	3,700,216	NOK	31,510,000	BNP Paribas SA	1/18/22	(26,689)
CAD	1,900,000	USD	1,537,712	Citibank N.A.	1/18/22	(2,285)
CAD	15,800,000	USD	12,579,117	Citibank N.A.	1/18/22	189,174
EUR	1,500,000	USD	1,751,940	Citibank N.A.	1/18/22	(14,310)

See Notes to Schedule of Investments.

66	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	800,000	USD	1,104,435	Citibank N.A.	1/18/22	$(9,307)
MXN	159,342,121	USD	7,661,305	Citibank N.A.	1/18/22	(20,034)
USD	2,181,124	CAD	2,740,000	Citibank N.A.	1/18/22	(33,124)
USD	1,771,312	CNY	11,530,000	Citibank N.A.	1/18/22	(17,537)
USD	8,917,707	EUR	7,693,043	Citibank N.A.	1/18/22	5,933
USD	20,963,398	IDR	302,652,772,322	Citibank N.A.	1/18/22	(232,425)
USD	5	INR	347	Citibank N.A.	1/18/22	0 [1]
USD	1,560	ZAR	24,072	Citibank N.A.	1/18/22	0 [1]
BRL	185,000,000	USD	32,757,277	Goldman Sachs Group Inc.	1/18/22	(565,440)
MXN	59,780,000	USD	2,839,797	Goldman Sachs Group Inc.	1/18/22	26,960
NOK	64,478,851	USD	7,537,551	Goldman Sachs Group Inc.	1/18/22	88,809
USD	1,232,680	AUD	1,640,000	Goldman Sachs Group Inc.	1/18/22	(1,304)
USD	1,370,013	AUD	1,830,000	Goldman Sachs Group Inc.	1/18/22	(6,932)
USD	2,990,823	CAD	3,720,000	Goldman Sachs Group Inc.	1/18/22	(15,383)
USD	2,991,025	CAD	3,720,000	Goldman Sachs Group Inc.	1/18/22	(15,181)
USD	5,404,440	CAD	6,750,000	Goldman Sachs Group Inc.	1/18/22	(50,367)
USD	1,634,062	EUR	1,400,000	Goldman Sachs Group Inc.	1/18/22	12,274
USD	2,527,819	GBP	1,830,000	Goldman Sachs Group Inc.	1/18/22	22,714
USD	2,734,776	GBP	1,980,000	Goldman Sachs Group Inc.	1/18/22	24,334
USD	2,760,910	GBP	2,000,000	Goldman Sachs Group Inc.	1/18/22	23,090
USD	7,826,687	GBP	5,735,341	Goldman Sachs Group Inc.	1/18/22	(24,478)
USD	1,118,457	MXN	22,960,000	Goldman Sachs Group Inc.	1/18/22	17,407
USD	3,469,271	MXN	71,480,000	Goldman Sachs Group Inc.	1/18/22	41,439
USD	1,195,768	NZD	1,670,000	Goldman Sachs Group Inc.	1/18/22	760
USD	7,567,818	RUB	561,021,271	Goldman Sachs Group Inc.	1/18/22	(211,204)
AUD	22,214,086	USD	16,206,864	JPMorgan Chase & Co.	1/18/22	507,661
USD	4,393,469	AUD	5,920,000	JPMorgan Chase & Co.	1/18/22	(60,912)
CAD	1,470,000	USD	1,170,776	Morgan Stanley & Co. Inc.	1/18/22	17,160
CAD	1,570,000	USD	1,250,629	Morgan Stanley & Co. Inc.	1/18/22	18,119
CAD	1,650,000	USD	1,327,963	Morgan Stanley & Co. Inc.	1/18/22	5,434
CAD	4,330,000	USD	3,416,945	Morgan Stanley & Co. Inc.	1/18/22	82,214
CAD	8,782,836	USD	6,996,224	Morgan Stanley & Co. Inc.	1/18/22	101,358
JPY	324,000,000	USD	2,900,287	Morgan Stanley & Co. Inc.	1/18/22	(54,587)
MXN	61,140,000	USD	2,906,377	Morgan Stanley & Co. Inc.	1/18/22	25,599
NOK	25,340,000	USD	2,904,631	Morgan Stanley & Co. Inc.	1/18/22	92,506
NZD	3,620,000	USD	2,489,509	Morgan Stanley & Co. Inc.	1/18/22	100,869
NZD	4,940,000	USD	3,404,276	Morgan Stanley & Co. Inc.	1/18/22	130,660
USD	1,878,153	AUD	2,490,000	Morgan Stanley & Co. Inc.	1/18/22	4,605
USD	2,359,392	AUD	3,160,000	Morgan Stanley & Co. Inc.	1/18/22	(18,284)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	67

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,508,309	AUD	3,350,000	Morgan Stanley & Co. Inc.	1/18/22	$(12,329)
USD	4,186,585	BRL	23,220,896	Morgan Stanley & Co. Inc.	1/18/22	145,919
USD	32,792,697	BRL	185,000,000	Morgan Stanley & Co. Inc.	1/18/22	600,859
USD	7,204,518	CAD	8,920,000	Morgan Stanley & Co. Inc.	1/18/22	(3,909)
USD	2,845,656	EUR	2,440,000	Morgan Stanley & Co. Inc.	1/18/22	19,112
USD	25	JPY	2,796	Morgan Stanley & Co. Inc.	1/18/22	0 [1]
USD	724,772	NOK	6,210,000	Morgan Stanley & Co. Inc.	1/18/22	(9,728)
USD	725,137	NOK	6,210,000	Morgan Stanley & Co. Inc.	1/18/22	(9,363)
USD	1,567,343	NOK	13,010,000	Morgan Stanley & Co. Inc.	1/18/22	28,561
USD	1,602,509	NOK	13,360,000	Morgan Stanley & Co. Inc.	1/18/22	22,330
USD	5,562,856	NOK	46,850,000	Morgan Stanley & Co. Inc.	1/18/22	21,582
USD	116,581	NZD	170,000	Morgan Stanley & Co. Inc.	1/18/22	(5,067)
USD	1,129,937	NZD	1,580,000	Morgan Stanley & Co. Inc.	1/18/22	(670)
USD	1,509,647	NZD	2,110,000	Morgan Stanley & Co. Inc.	1/18/22	(215)
USD	1,699,405	NZD	2,360,000	Morgan Stanley & Co. Inc.	1/18/22	10,650

Total						$1,947,991

[1]	Value is less than $1.

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

68	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

At October 31, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citibank N.A.	4,600,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	$(80,014)
Citibank N.A.	5,400,000	BRL	1/4/27	BRL-CDI**	7.024%**	$2,182	(96,111)
Citibank N.A.	5,822,000	BRL	1/4/27	BRL-CDI**	7.024%**	2,743	(104,012)
JPMorgan Chase & Co.	19,480,000	BRL	1/4/27	BRL-LIBOR**	6.870%**	—	(364,202)
JPMorgan Chase & Co.	3,800,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	(65,465)

Total						$4,925	$(709,804)

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	34,662,000	CAD	10/27/23	3-Month CDOR quarterly	1.483% semi-annually	$(33,519)	$28,746
	17,395,000		8/15/28	1.130% annually	Daily SOFR Compound annually	137,353	(73,314)
	2,326,000		8/15/28	1.220% annually	Daily SOFR Compound annually	(3,418)	8,398
	113,420,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	37,440	(86,830)
	198,820,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	79,544	(172,088)
	5,480,000		7/20/45	0.560% annually	Daily SOFR annually	21,236	1,016,594
	1,080,000		8/19/45	0.740% annually	Daily SOFR annually	—	161,682
	1,271,000		2/15/47	1.729% annually	Daily SOFR Compound annually	—	(64,883)

Total						$238,636	$818,305

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	69

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Netflix Inc., 4.875%, due 6/15/30)	$1,835,000		6/20/26	0.585%	5.000% quarterly	$368,727	$365,581	$3,146
Morgan Stanley & Co. Inc. (Netflix Inc., 4.875%, due 6/15/30)	3,670,000		6/20/26	0.585%	5.000% quarterly	737,454	727,632	9,822
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 0.875%, due 1/16/23)	1,790,000	EUR	12/20/24	0.361%	1.000% quarterly	42,111	13,565	28,546

Total						$1,148,292	$1,106,778	$41,514

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	1,790,000	EUR	12/20/24	0.280%	1.000% quarterly	$(47,500)	$(25,880)	$(21,620)

See Notes to Schedule of Investments.

70	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Ford Motor Co., 4.346%, due 12/8/26	$5,930,000	6/20/26	1.748%	5.000% quarterly	$844,429	$798,037	$46,392

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
General Motors Co., 4.875%, due 10/2/23	$5,930,000	6/20/26	0.906%	5.000% quarterly	$(1,093,792)	$(1,072,603)	$(21,189)
ViacomCBS Inc., 4.750%, due 5/15/25	2,775,000	6/20/26	0.640%	1.000% quarterly	(45,456)	(38,607)	(6,849)
Walt Disney
Co., 3.700%, due 9/15/24	2,775,000	6/20/26	0.318%	1.000% quarterly	(86,874)	(76,086)	(10,788)

Total	$11,480,000				$(1,226,122)	$(1,187,296)	$(38,826)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.37 Index	$6,176,000	12/20/26	5.000% quarterly	$(548,114)	$(582,348)	$34,234

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	71

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

5

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	—Brazilian Real
BRL-CDI	—Brazil Cetip InterBank Deposit Rate
BRL-LIBOR	—Brazil London Interbank Offered Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dollar Offered Rate
EUR	—Euro
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
SOFR	—Secured Overnight Financing Rate
TIIE	—Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

72	Western Asset Income Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

73

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

74

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$69,627,538	$1,294,476		$70,922,014
Information Technology	—	13,057,497	854,462		13,911,959
Other Corporate Bonds & Notes	—	414,891,786	—		414,891,786
Senior Loans:
Consumer Discretionary	—	86,666,599	5,288,407		91,955,006
Financials	—	41,201,030	12,416,155		53,617,185
Health Care	—	70,783,438	1,260,475		72,043,913
Industrials	—	59,716,950	10,861,407		70,578,357
Information Technology	—	40,777,290	2,966,088		43,743,378
Materials	—	1,543,621	1,287,114		2,830,735
Real Estate	—	—	4,969,772		4,969,772
Other Senior Loans	—	45,521,398	—		45,521,398
Collateralized Mortgage Obligations	—	189,574,458	—		189,574,458
Asset-Backed Securities	—	141,209,744	923,461		142,133,205
Sovereign Bonds	—	102,149,995	—		102,149,995
Convertible Preferred Stocks:
Energy	—	6,477,415	10,732,573		17,209,988
Convertible Bonds & Notes	—	9,751,296	—		9,751,296
Common Stocks:
Materials	—	—	0	*	0	*
Other Common Stocks	$1,992,282	—	—		1,992,282
Preferred Stocks	1,632,465	—	—		1,632,465
Purchased Options:
Exchange-Traded Purchased Options	974,355	—	—		974,355
OTC Purchased Options	—	617,781	—		617,781
Mortgage-Backed Securities	—	961,862	—		961,862
Warrants	33,984	—	—		33,984

Total Long-Term Investments	4,633,086	1,294,529,698	52,854,390		1,352,017,174

Short-Term Investments†	2,827,021	—	—		2,827,021

Total Investments	$7,460,107	$1,294,529,698	$52,854,390		$1,354,844,195

75

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,268,275	—	—	$1,268,275
Forward Foreign Currency Contracts††	—	$3,588,557	—	3,588,557
Centrally Cleared Interest Rate Swaps††	—	1,215,420	—	1,215,420
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	1,148,292	—	1,148,292
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	46,392	—	46,392
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	34,234	—	34,234

Total Other Financial Instruments	$1,268,275	$6,032,895	—	$7,301,170

Total	$8,728,382	$1,300,562,593	$52,854,390	$1,362,145,365

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$890,825	—	—	$890,825
OTC Written Options	—	$463,560	—	463,560
Futures Contracts††	3,815,168	—	—	3,815,168
Forward Foreign Currency Contracts††	—	1,640,566	—	1,640,566
OTC Interest Rate Swaps‡	—	704,879	—	704,879
Centrally Cleared Interest Rate Swaps††	—	397,115	—	397,115
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	47,500	—	47,500
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	38,826	—	38,826

Total	$4,705,993	$3,292,446	—	$7,998,439

76

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2021		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	$1,265,761		—	—	$28,715	—
Information
Technology	849,363		—	—	5,099	—
Senior Loans:
Consumer Discretionary	1,565,365		$1,342	$21	18,773	$4,101,375
Energy	3,656,238		185	—	(4,443)	—
Financials	6,220,927		7,257	3,527	83,175	8,375,925
Health Care	—		5	—	(4,767)	1,265,237
Industrials	12,198,918		368	52	41,732	4,341,225
Information Technology	—		26	—	14,062	1,601,950
Materials	1,221,719		—	—	25,753	39,642
Real Estate	4,979,342		146	292	2,647	—
Asset-Backed Securities	931,834		—	—	(3,348)	—
Convertible Preferred Stocks:
Energy	10,052,339		—	—	680,234	—
Common Stocks:
Materials	0	*	—	—	—	—

Total	$42,941,806		$9,329	$3,892	$887,632	$19,725,354

77

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of October 31, 2021		Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2021[1]
Corporate Bonds & Notes:
Financials	—	—	—	$1,294,476		$28,715
Information Technology	—	—	—	854,462		5,099
Senior Loans:
Consumer Discretionary	$(1,000)	—	$(397,469)	5,288,407		18,056
Energy	—	—	(3,651,980)	—		—
Financials	(2,274,656)	—	—	12,416,155		89,814
Health Care	—	—	—	1,260,475		(4,767)
Industrials	(18,031)	—	(5,702,857)	10,861,407		1,317
Information Technology	—	$1,350,050	—	2,966,088		14,062
Materials	—	—	—	1,287,114		25,753
Real Estate	(12,655)	—	—	4,969,772		2,647
Asset-Backed Securities	(5,025)	—	—	923,461		(3,348)
Convertible Preferred Stocks:
Energy	—	—	—	10,732,573		680,234
Common Stocks:
Materials	—	—	—	0	*	—

Total	$(2,311,367)	$1,350,050	$(9,752,306)	$52,854,390		$857,582

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

78

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended October 31, 2021. The following transactions were effected in such companies for the period ended October 31, 2021.

	Affiliate Value at July 31, 2021	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	$390,545	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	28,204,225	$63,061,200	63,061,200	$88,438,404	88,438,404

	$28,594,770	$63,061,200		$88,438,404

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	—	$3,721	$(308)	$390,237
Western Asset Premier Institutional Government Reserves, Premium Shares	—	263	—	2,827,021

	—	$3,984	$(308)	$3,217,258

79